Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory
Metals in process	$ 189	$ 184
Gold on hand (dore/bullion)	94	77
Ore stockpiles	454	324
Uranium oxide and sulfuric acid	24	43
Supplies	296	255
Inventory gross short term	1,057	883
Less: Heap leach inventory	(98)	(91)
Total Short-term inventory	959	792
Inventory Footnote [Abstract]
Inventory Write Down	4	21	48
Inventory Noncurrent [Abstract]
Metals in process	393	331
Ore stockpiles	31	27
Inventory gross long term	424	358
Less: Heap leach inventory	(393)	(331)
Total Long-term inventory	$ 31	$ 27